STOCK-BASED COMPENSATION - Unvested RSUs (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Balance at beginning of the period (in shares)	1,822
Granted (in shares)	351
Vested (in shares)	(360)
Forfeited (in shares)	(105)
Balance at end of the period (in shares)	1,708	1,822
Weighted Average Grant Date Fair Value
Balance at beginning of the period (USD per share)	$ 82.28
Granted (USD per share)	51.29	$ 53.41	$ 114.27
Vested (USD per share)	74.45
Forfeited (USD per share)	74.27
Balance at end of the period (USD per share)	$ 78.06	$ 82.28